LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT INTERNATIONAL EQUITY FUND

December 11, 1996

Dear Shareholder:

We are pleased to report that, during a period of renewed strength for non-U.S. equity markets, the active professional management and diversified investment decisions of The JPM Pierpont International Equity Fund enabled it to substantially outperform both its benchmark, the MSCI EAFE Index, and its competitors, as measured by the Lipper International Fund Universe, for the fiscal year ended October 31, 1996. The Fund's return for the period was 12.31% versus 10.47% for the Index and 10.73% for Funds included in the Lipper Universe. We feel it is important to note that the Fund's benchmark is an unmanaged index whose performance is not reduced by fees or operating expenses and which is not available to individual and/or institutional investors.

The Fund's net asset value rose from $10.64 per share on November 1, 1995 to $11.38 per share at the end of the reporting period, after paying approximately $0.24 per share in dividends from ordinary income, approximately $0.04 per share in dividends from short-term capital gains, and approximately $0.30 per share in dividends from long-term capital gains. The Fund's net assets were $200.7 million at the end of the reporting period, up from $185.5 million on October 31, 1995. The net assets of The Non-U.S. Equity Portfolio, in which the Fund invests, totaled approximately $926.7 million on October 31, 1996.

The report that follows includes a portfolio manager Q&A with Paul A. Quinsee, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide our outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . 1
FUND PERFORMANCE . . . . . . . . . . . . . . . 2
PORTFOLIO MANAGER Q&A. . . . . . . . . . . . . 3
FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . 6
SPECIAL FUND-BASED SERVICES. . . . . . . . . . 7
FINANCIAL STATEMENTS . . . . . . . . . . . . . 9

FUND PERFORMANCE

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum initial investment in the Fund is $100,000. The chart at right shows that the minimum invested at the Fund's inception would have grown to $133,132 at October 31, 1996.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
JUNE 1, 1990 -- OCTOBER 31, 199

[CHART]

                               PLOT POINTS
                     JPM Pierpont         EAFE
                     ------------      ----------
Oct '90                 93,300          90,274.91
Oct '91                 98,793.08       96,552.07
Oct '92                 87,849.72       83,790.45
Oct '93                115,239.37      115,176.21
Oct '94                121,845.42      126,802.25
Oct '95                118,541.13      126,330.82
Oct '96                133,132.16      139,559.22

PERFORMANCE

                                       TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                       ----------------    ----------------------------
                                       THREE    SIX        ONE     FIVE      SINCE
AS OF OCTOBER 31, 1996                 MONTHS   MONTHS     YEAR    YEARS     INCEPTION*
-------------------------------------------------------    ----------------------------
The JPM Pierpont International
  Equity Fund                          2.43%   -1.22%      12.31%   6.15%   4.56%
MSCI EAFE Index                        1.83%   -2.42%      10.47%   7.65%   5.33%
Lipper International Fund Average      2.54%   -0.89%      10.73%   9.36%   7.01%

AS OF SEPTEMBER 30, 1996
-------------------------------------------------------    ----------------------------
The JPM Pierpont International
  Equity Fund                          -0.43%   2.60%      10.52%   6.45%   4.72%
MSCI EAFE Index                        -0.13%   1.45%       8.61%   8.17%   5.58%
Lipper International Fund Average      -0.56%   2.95%       9.36%   9.52%   7.19%


*6/1/90 -- commencement of operations.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM PIERPONT INTERNATIONAL EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

          Following is an interview with PAUL A. QUINSEE, who is a member of the portfolio management team for The Non-U.S. Equity Portfolio in which the Fund invests. Paul joined Morgan in 1992 as an
 [PHOTO] international equity portfolio manager. Previously, he worked for five years as an equity portfolio manager with Citibank and for two years with Schroder Capital Management in London. This interview was conducted on December 10, 1996 and reflects Paul's views on that date.

THE PORTFOLIO SUBSTANTIALLY OUTPERFORMED THE MSCI EAFE INDEX FOR THE FISCAL YEAR. HOW EFFECTIVE WERE EACH OF THE PORTFOLIO'S THREE INVESTMENT DECISIONS IN ACHIEVING THESE FAVORABLE RELATIVE RESULTS?

PAQ: All three of the investment decisions that we take in the Portfolio -- COUNTRY ALLOCATION, STOCK SELECTION, and CURRENCY HEDGING -- added value over the last year. Hedging was particularly effective. For a long time, we felt the yen had been overvalued against the U.S. dollar, and that view has been realized over the past 12 months as the yen has fallen significantly against the dollar and is now closer to our assessment of its fair value. Stock selection has had another good year, as it has in the past. The choice of individual companies to invest within Japan and within the major European markets has been especially helpful this year. Country allocation has much improved, particularly the emphasis on Japanese stocks towards the end of last year, and the more recent move to underweight Japan and favor some of the Continental European markets.

MORGAN'S PROPRIETARY RESEARCH CONTINUES TO FIND EUROPEAN MARKETS MORE ATTRACTIVELY VALUED THAN OTHER DEVELOPED INTERNATIONAL MARKETS. WHERE IN EUROPE WAS THE PORTFOLIO MOST SUCCESSFUL DURING THE PAST YEAR, AND HOW MUCH OF THAT RELATIVE OUTPERFORMANCE WAS ATTRIBUTABLE TO COUNTRY ALLOCATION AND HOW MUCH TO STOCK SELECTION?

PAQ: We've been very pleased about the returns achieved in some of the European markets this year -- particularly in local currency terms, which the strength of the U.S. dollar has somewhat offset. The best gains have come in our favorite markets, France and Germany. Stock prices in both countries benefitted from signs of gradual economic recovery, a more favorable currency environment, and particularly a positive attitude of many European company managements towards improving poor levels of profitability. All three factors have helped produce a strong rise in European stock prices over the last year.

The Portfolio's European stock selection has been particularly successful in Germany, where the Portfolio did well by holding VOLKSWAGEN in the automobile sector. Stock selection has also added considerable value in France, where we managed to avoid investing in "problem" companies. Another very profitable opportunity were the shares the Portfolio held in two Swiss pharmaceutical companies, CIBA and SANDOZ, which agreed to merge in March. Realizing the value we had felt was in those companies for some time, their stock prices jumped by 30% shortly after the merger announcement, thus having a very positive impact on Portfolio and Fund results

ONE OF THE YEAR'S BIGGEST STORIES WAS THE RISE OF JAPANESE STOCKS FROM SIGNIFICANT LOWS IN MID-1995 THROUGH MID-1996, FOLLOWED BY THE MORE RECENT UNDERPERFORMANCE WHICH SINGLE-HANDEDLY HELD BACK EAFE RETURNS IN OCTOBER 1996. HOW DID THE PORTFOLIO ATTACK THIS KEY MARKET FROM A COUNTRY ALLOCATION STANDPOINT AND WHAT WERE SOME OF THE STOCK SELECTIONS THAT HELPED YOUR TEAM ADD VALUE EVEN AT TIMES WHEN JAPAN LAGGED THE INDEX?

PAQ: Going back to mid-1995,we had felt at that time that Japanese stocks were undervalued. The market had performed very poorly and we had been buying stocks in anticipation of a recovery that hadn't yet developed, but we decided to stick with that position. As the Bank of Japan moved more decisively to ease monetary policy in mid-1995 and was successful in engineering a sharp depreciation of the yen, so the environment within Japan began to improve. Stock prices rallied strongly. The market, at one stage, recorded a gain of more than 50% from the July 1995 lows, although that gain was largely offset by weakness in Japa-nese currency for U.S. investors. However, the Portfolio did benefit from the position in Japanese stocks and from the hedging activity away from the yen that we previously discussed.

Stock selection has been good in Japan this year. The Portfolio has done well from its holdings in some of the companies that are beginning to benefit from the yen's weakness, like HONDA in the automotive sector, and some of the other big export stocks, particularly consumer electronics and heavy industrials. Meanwhile, we've also avoided some of the companies that had high exposures to semi-conductors.

WHAT IS YOUR CURRENT OUTLOOK FOR THE INTERNATIONAL EQUITY MARKETS AND WHAT CHANGES SHOULD WE LOOK FOR IN THE PORTFOLIO'S INVESTMENT STRATEGY GOING FORWARD?

PAQ: In managing the Non-U.S. Equity Portfolio, we have to attend to the fact that most markets around the world have performed pretty well during the past year or so, even if that performance isn't entirely apparent in the U.S. dollar returns because of the weakness of many foreign currencies. Now that these markets have performed well, of course, valuations in them are not as reasonable as they were. However, with the exception of a couple of the smaller European markets, we feel equities around the world outside the United States are at least reasonably valued, if not outstandingly cheap. We lack some of the concerns about the major markets in Europe or Japan that we have in the U.S. equity market.

We continue to hold a large part of the Portfolio in Europe, particularly in Continental Europe, and we're very happy with the investments we have there. More recently, we've been adding to positions in some of the markets that have not performed as well in the region, particularly Italy. We think long-term fundamental improvements are now taking place in Italy, although they have been obscured to many investors due to some of the short-term difficulties that Italian companies can have in adapting to a stronger lira and European Monetary Union.

We have sold a lot of Japanese stocks this year. However, after the recent correction, we don't feel the Japanese market is particularly expensive. We remain confident that the Japanese economy is recovering and we don't feel that rising profits will particularly surprise investors.The Portfolio is therefore holding a slightly-below-normal weighting in Japan and we're not particularly concerned about valuations in that market.

GROWING CONFIDENCE THAT EUROPEAN MONETARY UNION WILL COME TO PASS HAS RECENTLY HAD A MAJOR POSITIVE IMPACT ON EUROPEAN FIXED INCOME MARKETS. ARE THE REGION'S EQUITY MARKETS LIKELY TO FOLLOW THE SAME TREND IN YOUR VIEW?

PAQ: It is interesting that the impact of Monetary Union has been more positive, so far, for bond markets than it has been for stocks. This is due to investors having begun to discount lower rates of inflation and lower risk on government debt in some of those countries that have had problems in the past, particularly Italy. At the same time, as currencies in those regions have strengthened, it hasn't helped their local stock markets, with profit margins squeezed for big exporters.

However, a more stable currency and lower inflation are long-term positives for stocks as well as for bonds, and we feel there may be some opportunities developing in these markets as they underperform and are offering better value. A year ago, we had no investments in Italy, but now we are beginning to establish Portfolio positions in some of the stocks we feel have become undervalued as a result of the market's weakness.

DO YOU PLAN TO REVISE THE PORTFOLIO'S PRESENT CURRENCY MANAGEMENT STRATEGY IF THE U.S. DOLLAR GAINS ADDITIONAL STRENGTH IN RELATIVE TERMS DURING THE MONTHS AHEAD?

PAQ: It's true that hedging from the yen into the U.S. dollar has proved successful in terms of adding to the Portfolio's returns over the past year. At this point, we feel the yen is clearly less overvalued than it was. We still have some hedges out of the yen into the dollar because we feel that interest rates in Japan are very low and are likely to stay low. The yen may be under pressure in the short term, but the big move in the yen's relative value is essentially behind us and we'll be looking to lock in those gains and repurchase foreign currencies if the dollar strengthens over the next few weeks.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Pierpont International Equity Fund seeks to provide a high total return from a portfolio of equity securities of foreign companies. It is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the MSCI EAFE Index. As an international investment, the Fund is subject to foreign market, political, and currency risks.

-----------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
6/1/90

-----------------------------------------------------------------------------
NET ASSETS AS OF 10/31/96
$200,719,840

-----------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/27/96

EXPENSE RATIO

The Fund's annualized expense ratio of 1.14% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1996

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


             [CHART]


LARGEST COMMON
STOCK HOLDINGS                       % OF TOTAL INVESTMENTS
-----------------------------------------------------------
TOYOTA MOTOR CORP. (JAPAN)                   1.2%
NOMURA SECURITIES CO. LTD. (JAPAN)           1.0%
BASFAG (GERMANY)                             1.0%
ROYAL DUTCH PETROLEUM CO.
 (THE NETHERLANDS)                           0.9%
SAKURA BANK LTD. (JAPAN)                     0.9%

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT INTERNATIONAL EQUITY FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of Fund distributions. The Fund invests all of its investable assets in The Non-U.S. Equity Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. The Portfolio invests in foreign securities which are subject to special risk.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in ("Portfolio"), at value    $200,601,590
Receivable for Shares of Beneficial
  Interest Sold                              229,380
Prepaid Expenses and Other Assets              2,373
                                         -----------
    Total Assets                         200,833,343
                                         -----------

LIABILITIES
Shareholder Servicing Fee Payable             43,032
Transfer Agent Fee Payable                    12,950
Payable for Shares of Beneficial
  Interest Redeemed                            9,766
Administrative Services Fee Payable            5,487
Administration Fee Payable                       789
Fund Services Fee Payable                         97
Accrued Expenses                              41,382
                                         -----------
    Total Liabilities                        113,503
                                         -----------

NET ASSETS
Applicable to 17,641,538 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                            $200,719,840
                                         -----------
                                         -----------
Net Asset Value, Offering and
  Redemption Price Per Share                  $11.38
                                               -----
                                               -----

ANALYSIS OF NET ASSETS
Paid-in Capital                          $178,892,800
Undistributed Net Investment Income        4,380,198
Accumulated Net Realized Gain on
  Investment and Foreign Currency
  Transactions                             9,295,699
Net Unrealized Appreciation of
  Investment and Foreign Currency
  Translations                             8,151,143
                                         -----------
    Net Assets                           $200,719,840
                                         -----------
                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO
Allocated Dividend Income (Net of
  Foreign Withholding Tax of $595,726)            $3,760,432
Allocated Interest Income (Net of
  Foreign Withholding Tax of $7,769)                 499,692
Allocated Portfolio Expenses                      (1,564,212)
                                                  ----------
    Net Investment Income Allocated
    from Portfolio                                 2,695,912

FUND EXPENSES
Shareholder Servicing Fee                $497,175
Transfer Agent Fees                       52,316
Administrative Services Fee               45,247
Printing Expenses                         26,843
Administration Fee                        24,850
Registration Fees                         23,743
Professional Fees                         11,859
Fund Services Fee                          9,577
Trustees' Fees and Expenses                3,588
Insurance Expense                            963
Miscellaneous                              5,364
                                         -------
    Total Fund Expenses                              701,525
                                                  ----------
NET INVESTMENT INCOME                              1,994,387

NET REALIZED GAIN ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS
  ALLOCATED FROM PORTFOLIO                        12,270,517

NET CHANGE IN UNREALIZED APPRECIATION
  OF INVESTMENT AND FOREIGN CURRENCY
  TRANSLATIONS ALLOCATED FROM PORTFOLIO            8,206,594
                                                  ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $22,471,498
                                                  ----------
                                                  ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                           OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $    1,994,387   $    1,527,847
Net Realized Gain on Investment and
  Foreign Currency Transactions
  Allocated from Portfolio                   12,270,517        6,944,892
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and
  Foreign Currency Translations
  Allocated from Portfolio                    8,206,594      (14,139,005 )
                                         ---------------  ---------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations         22,471,498       (5,666,266 )
                                         ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                        (4,122,251 )             --
Net Realized Gain                            (5,795,842 )     (8,815,321 )
                                         ---------------  ---------------
    Total Distributions to Shareholders      (9,918,093 )     (8,815,321 )
                                         ---------------  ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
Proceeds from Shares of Beneficial
  Interest Sold                              49,615,195       57,869,316
Reinvestment of Dividends and
  Distributions                               6,492,606        8,519,540
Cost of Shares of Beneficial Interest
  Redeemed                                  (53,481,981 )    (76,801,788 )
                                         ---------------  ---------------
    Net Increase (Decrease) from
    Transactions in Shares of
    Beneficial Interest                       2,625,820      (10,412,932 )
                                         ---------------  ---------------
    Total Increase (Decrease) in Net
    Assets                                   15,179,225      (24,894,519 )

NET ASSETS
Beginning of Fiscal Year                    185,540,615      210,435,134
                                         ---------------  ---------------
End of Fiscal Year (including
  undistributed net investment income
  of $4,380,198 and $3,592,773,
  respectively)                          $  200,719,840   $  185,540,615
                                         ---------------  ---------------
                                         ---------------  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                            FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                         -------------------------------------------
                                          1996     1995     1994     1993     1992
                                         -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF FISCAL
  YEAR                                   $ 10.68  $ 11.50  $ 11.15  $  8.58  $  9.69
                                         -------  -------  -------  -------  -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.12     0.09     0.05     0.01     0.04
Net Realized and Unrealized Gain (Loss)
  on Investment and Foreign Currency
  Allocated from Portfolio                  1.16    (0.42)    0.57     2.64    (1.11)
                                         -------  -------  -------  -------  -------
Total from Investment Operations            1.28    (0.33)    0.62     2.65    (1.07)
                                         -------  -------  -------  -------  -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                      (0.24)      --    (0.04)   (0.08)   (0.04)
Net Realized Gain                          (0.34)   (0.49)   (0.23)      --       --
                                         -------  -------  -------  -------  -------
Total Distributions to Shareholders        (0.58)   (0.49)   (0.27)   (0.08)   (0.04)
                                         -------  -------  -------  -------  -------

NET ASSET VALUE, END OF FISCAL YEAR      $ 11.38  $ 10.68  $ 11.50  $ 11.15  $  8.58
                                         -------  -------  -------  -------  -------
                                         -------  -------  -------  -------  -------
Total Return                               12.31%   (2.71%)    5.73%   31.18%  (11.08%)
                                         -------  -------  -------  -------  -------
                                         -------  -------  -------  -------  -------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Fiscal Year (in
  thousands)                             $200,720 $185,541 $210,435 $182,822 $41,484
Ratios to Average Net Assets
  Expenses                                  1.14%    1.28%    1.38%    1.38%    1.38%
  Net Investment Income                     1.00%    0.80%    0.46%    0.79%    1.03%
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement              --     0.00%(a)    0.07%    0.13%    0.45%
Portfolio Turnover                            --       --       --    34.15%(b)   30.12%

------------------------
(a) Less than 0.01%

(b)1993 Portfolio Turnover reflects the period November 1, to October 3, 1993. After October 3, 1993, all the Fund's investable assets are invested in The Non-U.S. Equity Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont International Equity Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, prior to its tax-free reorganization on October 3, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's name were The Pierpont Funds and The Pierpont International Equity Fund, respectively.

The Fund invests all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (22% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

    d) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    f) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, Return of Capital Distributions by Investment Companies." The effect of applying this statement as of October 31, 1996, was to decrease accumulated net realized gain on investment and foreign currency transactions by $2,895,923, increase undistributed net investment income by $2,915,289, and decrease paid-in-capital by $19,366. The adjustments are primarily attributable to foreign currency gains. Net investment income, net realized gains and net assets were not effected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a) The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from November 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $7,759.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% of the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for those services amounted to $15,232. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,859.

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    b) Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.223% of the Fund's average daily net assets up to and including $100 million and 0.20% of any excess over $100 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $29,092.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule:
      0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above . For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $16,155.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.377% of the average daily net assets of the Fund through January 31, 1997. For the fiscal year ended October 31, 1996, no expenses have been reimbursed to the Fund under this agreement.

    c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1996, the fee for these services amounted to $497,175.

    d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's

THE JPM PIERPONT INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $9,577 for the fiscal year ended October 31, 1996.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Funds Services Fee shown in the financial statements was $1,200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                         FOR THE FISCAL   FOR THE FISCAL
                                                           YEAR ENDED       YEAR ENDED
                                                           OCTOBER 31,      OCTOBER 31,
                                                              1996             1995
                                                         ---------------  ---------------
Shares sold                                                   4,478,306        5,466,982
Reinvestment of dividends and distributions                     606,219          822,349
Shares redeemed                                              (4,817,763)      (7,211,273)
                                                         ---------------  ---------------
Net Increase (Decrease)                                         266,762         (921,942)
                                                         ---------------  ---------------
                                                         ---------------  ---------------

Report of Independent Accountants

To the Trustees and Shareholders of
The JPM Pierpont International Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont International Equity Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for the period ended October 31, 1992 was audited by other independent accountants whose report dated December 23, 1992 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

New York, New York
December 26, 1996

The Non-U.S. Equity Portfolio
Annual Report October 31, 1996

(The following pages should be read in conjunction with The JPM Pierpont International Equity Fund
Annual Financial Statements)

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
COMMON STOCK (87.8%)
AUSTRALIA (2.7%)
Broken Hill Proprietary Company Ltd.
  (Metals & Mining)....................       396,105  $  5,261,539
CRA Ltd. (Metals & Mining).............        69,700     1,093,319
CSR Ltd. (Building Materials)..........       705,033     2,370,626
E-mail Ltd. (Manufacturing)............       100,000       275,180
Fosters Brewing Group Ltd. (Food,
  Beverages & Tobacco).................       575,705     1,050,063
National Australia Bank Ltd.
  (Banking)............................       328,405     3,607,009
News Corporation Ltd. (Broadcasting &
  Publishing)..........................       280,630     1,597,888
North Ltd. (Metals & Mining)...........       211,500       602,133
Santos Ltd. (Oil-Production)...........       164,000       655,484
Southcorp Holdings Ltd. (Food,
  Beverages & Tobacco).................       531,800     1,619,449
TNT Ltd. (Transportation)+.............       396,700       764,462
Westpac Banking Corporation Ltd.
  (Banking)............................       504,000     2,877,734
WMC Ltd. (Metals & Mining).............       594,000     3,735,488
                                                       ------------
                                                         25,510,374
                                                       ------------

BELGIUM (1.6%)
Arbed SA (Metals & Mining).............        17,650     2,071,144
Banque Bruxelles Lambert SA
  (Banking)............................         3,800       782,174
Electrabel SA (Electric)...............        19,616     4,553,377
Fortis AG (Insurance)..................        16,600     2,331,132
Generale De Banque SA (Banking)........         4,200     1,467,778
PetroFina SA (Oil-Production)..........         7,500     2,306,027
Solvay SA (Chemicals)..................         3,100     1,856,124
                                                       ------------
                                                         15,367,756
                                                       ------------

FINLAND (0.8%)
Metra OY (Industrial)..................        34,500     1,924,633
Outokumpu OY (Metals & Mining).........        91,400     1,542,977

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
FINLAND (CONTINUED)
Rautaruukki OY (Metals & Mining).......       151,200  $  1,334,638
UPM-Kymmene Corporation (Forest
  Products & Paper)+...................       114,300     2,320,523
                                                       ------------
                                                          7,122,771
                                                       ------------

FRANCE (10.3%)
Alcatel Alsthom (Telecommunications-
  Equipment)...........................        36,953     3,154,046
AXA (Multi - Industry).................        39,498     2,468,913
Bouygues (Construction & Housing)......        26,787     2,627,203
Canal Plus (Broadcasting &
  Publishing)..........................         5,607     1,389,620
Carrefour Supermarche (Retail).........         3,540     1,966,049
Castorama Dubois (Retail)..............        11,575     1,982,717
Chargeurs International SA (Multi -
  Industry)+...........................         3,900       169,492
Christian Dior SA (Retail).............        31,795     4,232,525
Compagnie de Saint Gobain (Building
  Materials)...........................        21,663     2,926,169
Compagnie Generale des Eaux (Water)....        38,935     4,657,074
Credit Commercial de France
  (Banking)............................        61,600     2,772,372
Credit Local de France (Financial
  Services)............................        39,000     3,357,775
Elf Aquitaine SA (Oil-Services)........        43,334     3,467,939
Erid Beghin Say (Insurance)............        12,400     1,975,959
Essilor International (Health
  Services)............................         8,382     2,206,997
Groupe Danone (Food, Beverages &
  Tobacco).............................        35,974     4,929,678
L'Air Liquide (Chemicals)..............        11,266     1,740,117
L'Air Liquide-New Shares (Chemicals)...         7,720     1,192,411
Lagardere Groupe (Entertainment,
  Leisure & Media).....................        98,480     3,113,525
Lyonnaise des Eaux SA (Multi -
  Industry)............................        10,000       884,851

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
FRANCE (CONTINUED)
Pathe SA (Entertainment, Leisure &
  Media)+..............................         6,900  $  1,862,709
Peugeot SA (Automotive)................        17,125     1,786,856
Pinault-Printemps-Redoute SA
  (Retail).............................         5,410     2,041,907
Promodes (Retail)......................        15,560     4,203,591
Rhone-Poulenc (Chemicals)..............        86,289     2,559,174
Sanofi (Pharmaceuticals)...............        41,108     3,726,773
Schneider SA (Electronics).............        40,775     1,995,564
SEB SA (Household Products)............         5,000     1,013,076
SGS - Thomson Microelectronics NV
  (Electronics)+.......................        30,000     1,590,970
Sidel SA (Machinery)+..................        44,400     2,964,807
Societe Generale (Banking).............        36,748     3,963,849
Sommer Allibert (Diversified
  Manufacturing)+......................        22,600       628,244
Synthelabo (Pharmaceuticals)...........        32,365     3,091,913
Total SA (Oil-Services)................        95,752     7,496,025
Union des Assurances Federales
  (Insurance)..........................        19,680     2,215,260
Usinor Sacilor (Metals & Mining).......        97,800     1,452,199
Valeo SA (Automotive)..................        33,950     2,039,045
                                                       ------------
                                                         95,847,394
                                                       ------------

GERMANY (8.8%)
Allgemeine Handelsgesellschaft der
  Verbraucher AG (Retail)..............         7,090     1,874,170
Allianz AG Holding (Insurance).........         2,346     4,213,862
BASF AG (Chemicals)....................       269,000     8,604,001
Bayer AG (Chemicals)+..................       146,180     5,527,626
Bayerische Hypotheken-und Wechsel Bank
  AG (Banking).........................       132,200     3,874,609
Bilfinger & Berger Bau AG (Construction
  & Housing)...........................        56,250     2,278,693
Colonia Konzern (Insurance)+...........        13,450     1,004,393
Continental AG (Automotive)............       129,870     2,274,351
Daimler Benz AG (Automotive)+..........        53,080     3,118,426
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
GERMANY (CONTINUED)
Deutsche Pfandbrief & Hypothekenbank AG
  (Banking)............................        50,500  $  2,075,795
Douglas Holding AG (Retail)............        54,600     2,291,233
Dresdner Bank AG (Banking).............       246,560     6,599,035
Fried, Krupp AG Hoesch Krupp
  (Machinery)..........................        28,000     4,413,155
Henkel KGAA (Chemicals)................         8,625       383,599
MAN AG (Automotive)....................        11,625     2,830,957
Mannesmann AG (Machinery)..............         4,385     1,703,922
Munchener Rueckversicherungs-
  Gesellschaft (Insurance).............         3,162     7,564,378
RWE AG (Oil-Services)..................        30,000     1,235,921
SAP AG (Computer Software).............        13,650     1,849,223
Schering AG (Pharmaceuticals)..........        22,500     1,811,803
Siemens AG (Electrical Equipment)+.....       147,670     7,636,237
VEBA AG (Oil-Services).................        97,050     5,180,223
Volkswagen AG (Automotive).............         8,010     3,156,194
                                                       ------------
                                                         81,501,806
                                                       ------------

HONG KONG (3.5%)
Cheung Kong Holdings Ltd. (Real
  Estate)..............................       859,000     6,887,718
Hang Seng Bank (Banking)...............       103,300     1,225,736
Henderson Land Development Company Ltd.
  (Real Estate)........................       458,000     4,072,196
Hong Kong Electric Holdings Ltd.
  (Electric)...........................       703,500     2,251,800
Hong Kong Telecommunications Ltd.
  (Telecommunications).................     1,583,200     2,794,853
HSBC Holdings PLC (Banking)............       186,800     3,804,941
Hutchison Whampoa Ltd. (Multi -
  Industry)............................       353,000     2,465,239
Sing Tao Holdings (Broadcasting &
  Publishing)..........................     2,544,000     1,225,558
Sun Hung Kai Properties Ltd. (Real
  Estate)..............................       241,000     2,742,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
HONG KONG (CONTINUED)
Swire Pacific Ltd. (Multi -
  Industry)............................       387,500  $  3,420,305
Television Broadcast Ltd.
  (Entertainment, Leisure & Media).....       452,000     1,584,157
                                                       ------------
                                                         32,475,278
                                                       ------------

IRELAND (0.8%)
Allied Irish Banks PLC (Banking).......       171,000     1,085,654
Bank of Ireland PLC (Banking)..........       188,000     1,554,721
CRH PLC (Building Materials)...........       195,000     2,009,413
Irish Life PLC (Insurance).............       332,000     1,426,832
Jefferson Smurfit Group PLC (Forest
  Products & Paper)....................       664,000     1,805,159
                                                       ------------
                                                          7,881,779
                                                       ------------

ITALY (1.7%)
Arnoldo Mondadori Editore SPA
  (Entertainment, Leisure & Media).....       157,000     1,159,627
Assicurazioni Generali (Insurance).....        96,800     1,870,439
Banca Fideuram SPA (Financial
  Services)............................       272,000       576,701
Banca Populare di Bergamo (Banking)....        53,000       831,866
ENI SPA (Oil-Services).................       494,000     2,366,808
Fiat SPA (Automotive)..................     1,146,000     1,662,677
Instituto Mobiliare Italiano SPA
  (Financial Services).................        81,000       641,280
Instituto Nazionale Delle Assicurazioni
  (Insurance)..........................       542,000       748,831
Montedison SPA (Chemicals)+............     1,450,000       948,594
Olivetti & C SPA (Computer
  Software)+...........................     1,504,000       437,408
Parmalat Finanziaria SPA
  (Agriculture)........................       594,000       852,013
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
ITALY (CONTINUED)
Telecom Italia Mobile SPA
  (Telecommunications).................       517,000  $  1,068,879
Telecom Italia SPA
  (Telecommunications).................     1,061,000     2,365,008
                                                       ------------
                                                         15,530,131
                                                       ------------

JAPAN (28.3%)
Aichi Corp. (Machinery)................        90,000       739,845
Asahi Bank Ltd. (Banking)..............       581,000     5,976,523
Asahi Glass Co. Ltd. (Building
  Materials)...........................       130,000     1,371,549
Asatsu Inc. (Commercial Services)......        47,000     1,739,669
Ashikaga Bank Ltd. (Banking)...........       100,000       535,431
Canon Sales Co. Inc. (Miscellaneous)...        85,000     2,159,749
Chugai Pharmaceutical Co. Ltd.
  (Pharmaceuticals)....................       337,000     3,081,412
Chuo Trust & Banking Co. Ltd.
  (Banking)............................       200,000     2,039,739
Cosmo Oil Co. Ltd. (Oil-Production)....       600,000     3,249,515
Dai-Ichi Kangyo Bank Ltd. (Banking)....       380,000     6,180,760
Dai-Tokyo Fire & Marine Insurance Co.
  Ltd. (Insurance).....................       100,000       625,110
Daido Hoxan Inc. (Chemicals)...........        50,000       288,377
Daido Steel Co. Ltd. (Metals &
  Mining)..............................       500,000     2,066,115
Daiei Inc. (Retail)....................       300,000     2,663,969
Daikin Industries Ltd. (Machinery).....       100,000       949,534
Daiwa Bank Ltd. (Banking)..............     1,050,000     5,954,367
Daiwa Danchi Co. Ltd. (Real Estate)+...       233,000     1,280,332
East Japan Railway Co. (Railroads).....         1,025     4,713,159
Ebara Corp. (Machinery)................       180,000     2,595,392
Familymart Co. Ltd. (Retail)...........        25,000     1,046,245
Fuji Denki Reiki Co. Ltd. (Multi -
  Industry)............................       115,000     1,203,182
Fuji Electric Co. Ltd. (Electrical
  Equipment)...........................       544,000     2,472,726

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Fuji Fire & Marine Insurance Co. Ltd.
  (Insurance)..........................       305,000  $  1,386,363
Fujitsu Ltd. (Computer Systems)........       230,000     2,022,155
Fukui Bank Ltd. (Banking)..............       200,000       900,299
Fukuoka Chuo Bank (Banking)............        43,000       323,237
Gakken Co. Ltd. (Broadcasting &
  Publishing)..........................       270,000     1,827,852
Gunze Ltd. (Textiles)..................       211,000     1,187,269
Hiroshima Bank Ltd. (Banking)..........       100,000       540,707
Hitachi Ltd. (Electrical Equipment)....       900,000     7,991,908
Hitachi Plant Engineering and
  Construction Co. Ltd. (Construction &
  Housing).............................        64,000       444,522
Hokkai Can Co. Ltd. (Packaging &
  Containers)..........................       125,000       830,842
Hokkaido Takushoku Bank (Banking)......       850,000     1,995,339
Hokuriku Bank Ltd. (Banking)...........       100,000       553,015
Honda Motor Co. (Automotive)...........        40,000       956,567
Itoham Foods Inc. (Food, Beverages &
  Tobacco).............................       250,000     1,626,516
Izumi Co. Ltd. (Retail)................       105,000     1,652,452
Izumiya Co. Ltd. (Retail)..............       160,000     2,546,157
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).............................           250     1,767,188
Kaken Pharmaceuticals
  (Pharmaceuticals)....................        50,000       339,370
Kawasaki Kisen Kaisha Ltd. (Transport &
  Services)+...........................       700,000     1,858,624
Keiyo Co. Ltd. (Retail)................        65,000       702,919
Kinden Corp. (Building Materials)......         7,500       104,844
Kinki Nippon Railway (Railroads).......       154,500     1,025,562
Kitz Corp. (Machinery).................       145,000       627,220
Koa Corp. (Personal Care)..............       100,000     1,178,125
Kyocera Corp. (Electronics)............        15,000       990,416
Matsushita Electric Industries Co. Ltd.
  (Electronics)........................       400,000     6,400,560
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Matsushita Refrigeration Co.
  (Electrical Equipment)...............        75,000  $    517,628
Minolta Co. Ltd. (Electrical
  Equipment)...........................       125,000       755,011
Mitsubishi Heavy Industries Ltd.
  (Machinery)..........................       809,000     6,223,621
Mitsui Mining & Smelting Co. Ltd.
  (Metals & Mining)....................       350,000     1,270,880
Mitsui Petrochemical Industries Ltd.
  (Chemicals)..........................       100,000       607,526
Mitsui Toatsu Chemicals Inc.
  (Chemicals)..........................       650,000     2,274,485
Mitsui Trust & Banking Co. Ltd.
  (Banking)............................       200,000     1,934,235
Mizuno Corp. (Retail)..................       262,000     2,029,382
Mycal Corp. (Retail)...................       100,000     1,538,596
Nagase & Co. Ltd. (Wholesale &
  International Trade).................       100,000       852,822
New Oji Paper Co. Ltd. (Forest Products
  & Paper).............................       280,000     2,050,641
Nihon Matai Co. Ltd. (Wholesale &
  International Trade).................        94,000       498,347
Nippon Express Co. Ltd. (Transport &
  Services)............................       200,000     1,626,516
Nippon Hodo Co. Ltd. (Construction &
  Housing).............................       130,000     1,817,302
Nippon Meat Packers Inc. (Food,
  Beverages & Tobacco).................        50,000       655,002
Nippon Road Co. Ltd. (Construction &
  Housing).............................       130,000       933,796
Nippon Sheet Glass Co. Ltd. (Household
  Products)............................       225,000       939,643
Nippon Steel Corp. (Metals & Mining)...     2,400,000     7,005,448
Nippon Suisan Kaisha Ltd. (Food,
  Beverages & Tobacco)+................       202,000       774,327
Nippon Telegraph & Telephone Corp.
  (Telecommunications).................           284     1,985,053
Nippon Zeon Company, Ltd.
  (Chemicals)..........................       180,000       878,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Nishimatsu Construction Co. Ltd.
  (Construction & Housing).............       320,000  $  2,954,104
Nissan Diesel Motor Co. Ltd.
  (Automotive).........................       394,000     1,926,006
Nissan Motor Co. Ltd. (Automotive).....       600,000     4,541,936
Nissei Sangyo Co. Ltd. (Electrical
  Equipment)...........................       125,000     1,637,506
Nomura Securities Co. Ltd. (Financial
  Services)............................       559,000     9,239,665
North Pacific Bank Ltd. (Banking)......       220,000     1,176,015
NSK Corp. (Machinery)..................       365,000     2,419,640
Oji Paper Co. Ltd. (Forest Products &
  Paper)...............................       161,666     1,182,575
Okamura Corp. (Industrial).............       140,000     1,095,480
Ono Pharmaceuticals Co. Ltd.
  (Pharmaceuticals)....................       100,000     3,121,152
Osaka Gas Co. Ltd. (Natural Gas).......       519,000     1,606,189
Osaka Sanso Kogyo Ltd. (Chemicals).....       300,000       994,373
Pokka Corp. (Food, Beverages &
  Tobacco).............................        50,000       514,331
Ricoh Corp. Ltd. (Electrical
  Equipment)...........................       326,000     3,238,789
Rohm Co. Ltd. (Semiconductors).........        25,000     1,483,646
Ryobi Ltd. (Metals & Mining)...........       400,000     1,825,215
Ryoyo Electro Corp. (Electronics)......        30,000       532,794
Sakura Bank Ltd. (Banking).............       868,000     8,241,952
San-In Godo Bank Ltd. (Banking)........       100,000       733,251
Sanden Corp. (Machinery)...............        50,000       372,780
Sankyo Aluminum Industries Co. Ltd.
  (Building Materials).................        75,000       383,110
Sansei Yusoki Co. Ltd. (Entertainment,
  Leisure & Media).....................        79,000       972,393
Sanwa Bank Ltd. (Banking)..............       200,000     3,411,287
Sekisui Chemical Co. Ltd.
  (Chemicals)..........................       200,000     2,233,162
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Shikoku Electric Power Inc.
  (Electric)...........................       100,000  $  2,022,155
Snow Brand Milk Products Co. Ltd.
  (Food, Beverages & Tobacco)..........       300,000     1,859,503
Sony Corp. (Electronics)...............        73,000     4,383,592
Sumitomo Bakelite Co. Ltd.
  (Chemicals)..........................       270,000     1,756,637
Sumitomo Bank Ltd. (Banking)...........       270,000     4,747,668
Sumitomo Forestry Co. Ltd. (Forest
  Products & Paper)....................       250,000     3,538,771
Sumitomo Light Metal Industries Ltd.
  (Metals & Mining)+...................       150,000       502,462
Sumitomo Realty & Development Co. Ltd.
  (Building Materials).................       300,000     2,183,927
Sumitomo Trust & Banking Co. Ltd.
  (Banking)............................       190,000     2,104,799
SXL Corp. (Construction & Housing).....        60,000       523,299
Tadano Ltd. (Machinery)................       100,000       860,735
Takashimaya Co. Ltd. (Retail)..........       200,000     2,866,185
The Kagawa Bank Ltd. (Banking).........       115,000       970,634
Toenec Corp. (Construction &
  Housing).............................        50,000       377,615
Toho Bank Ltd. (Banking)...............       140,000       952,699
Toho Gas Co. Ltd. (Natural Gas)........       247,000       714,462
Tohoku Electric Power Co. Inc.
  (Electric)...........................        80,000     1,624,757
Tokai Bank Ltd. (Banking)..............       300,000     3,481,623
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)..........................       261,000     2,868,383
Tokyo Electric Power Co. Ltd.
  (Electric)...........................       195,000     4,474,677
Tomen Corp. (Wholesale & International
  Trade)...............................       500,000     1,639,704
Toppan Printing Co. Ltd. (Broadcasting
  & Publishing)........................       130,000     1,588,710
Topy Industries Ltd. (Manufacturing)...       150,000       634,341
Tosoh Corp. (Chemicals)+...............       755,000     2,953,885

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Toyo Trust & Banking Co. Ltd.
  (Banking)............................       210,000  $  1,794,618
Toyoda Gosei Co. Ltd. (Automotive).....       139,000     1,057,103
Toyota Motor Corp. (Automotive)........       456,000    10,784,592
Tsubakimoto Chain Co.
  (Manufacturing)......................       200,000     1,229,118
Ube Industries Ltd. (Diversified
  Manufacturing).......................       570,000     1,844,205
West Japan Railway Co. (Railroads).....           450     1,471,777
Yamaha Motor Co. Ltd. (Automotive).....       100,000       896,782
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)....................        30,000       609,284
Yamazaki Baking Co. Ltd. (Food,
  Beverages & Tobacco).................        60,000       954,809
Yokohama Rubber Company Ltd.
  (Automotive).........................       700,000     3,815,718
Yuasa Trading Co. Ltd. (Wholesale &
  International Trade).................       139,000       626,930
                                                       ------------
                                                        262,434,818
                                                       ------------

MALAYSIA (1.0%)
Commerce Asset-Holding Berhad
  (Banking)............................       351,000     2,292,164
Industrial Oxygen Incorporated Berhad
  (Agriculture)........................     1,136,000     1,789,435
New Straits Times Press Berhad
  (Entertainment, Leisure & Media).....       205,000     1,079,096
Sime Darby Berhad (Multi - Industry)...       499,800     1,766,516
Sime UEP Properties Berhad (Real
  Estate)..............................       334,000       865,230
Tenaga Nasional Berhad
  (Telecommunications).................       392,000     1,566,975
                                                       ------------
                                                          9,359,416
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------

NETHERLANDS (3.3%)
ABN Amro Holdings NV (Banking).........        17,030  $    963,016
Aegon NV (Insurance)...................        48,370     2,461,428
Dutch State Mines NV (Chemicals).......        21,790     2,087,906
ING Groep NV (Financial Services)......        77,850     2,428,368
Koninklijke PTT Nederland NV
  (Commercial Services)................        47,700     1,726,979
Moeara Enim Petroleum MIJ
  (Oil-Services).......................           160     2,953,008
Philips Electronics NV (Electronics)...        54,000     1,904,124
PolyGram NV (Entertainment, Leisure &
  Media)...............................        16,700       784,829
Royal Dutch Petroleum Co.
  (Oil-Services).......................        49,940     8,251,197
Unilever NV (Food, Beverages &
  Tobacco).............................        27,175     4,134,181
Wolters Kluwer NV (Broadcasting &
  Publishing)..........................        24,100     3,099,367
                                                       ------------
                                                         30,794,403
                                                       ------------

NEW ZEALAND (1.3%)
Brierley Investments Ltd. (Financial
  Services)............................     1,482,000     1,352,306
Fletcher Challenge Building (Building
  Materials)...........................       170,000       460,558
Fletcher Challenge Paper (Forest
  Products & Paper)....................     1,263,500     2,287,979
Lion Nathan Ltd. (Food, Beverages &
  Tobacco).............................       931,600     2,405,245
Telecom Corporation of New Zealand
  (Telecommunications).................       993,600     5,165,779
                                                       ------------
                                                         11,671,867
                                                       ------------

NORWAY (1.6%)
Aker AS, Series B (Industrial).........        70,000     1,361,523
Kvaerner AS, Series B (Construction &
  Housing).............................        64,820     2,257,185
Norsk Hydro AS (Oil-Services)..........       139,600     6,437,806
Nycomed ASA, Series B (Medical
  Supplies)+...........................        70,000       955,262

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
NORWAY (CONTINUED)
Orkla ASA (Multi - Industry)...........        39,000  $  2,281,805
Storebrand ASA (Insurance)+............       197,300     1,157,454
                                                       ------------
                                                         14,451,035
                                                       ------------

SINGAPORE (1.0%)
Development Bank Singapore (Banking)...       153,125     1,836,644
Hotel Properties Limited (Restaurants &
  Hotels)..............................       424,000       649,998
Keppel Corporation Ltd. (Multi -
  Industry)............................       187,000     1,393,551
Singapore Airlines Ltd. (Airlines).....       106,600       938,147
Singapore Press Holdings
  (Entertainment, Leisure & Media).....        54,000       896,813
Singapore Telecommunications Ltd.
  (Telecommunications).................       990,000     2,304,630
United Overseas Bank Ltd. (Banking)....       133,000     1,293,196
                                                       ------------
                                                          9,312,979
                                                       ------------

SPAIN (3.1%)
Banco Intercontinental Espanol
  (Financial Services).................        33,100     3,970,182
Banco Pastor (Banking).................        26,200     1,562,032
Banco Popular Espanol SA (Banking).....        19,700     3,769,233
Fuerzas Electric de Cataluna SA
  (Electric)...........................       403,300     3,227,033
Hidroelectrica del Cantabrico SA
  (Electric)...........................        72,300     2,410,473
Iberdrola SA (Electric)................       454,700     4,833,249
Repsol SA (Gas Exploration)............       141,000     4,606,903
Telefonica de Espana
  (Telecommunications).................       198,000     3,976,309
                                                       ------------
                                                         28,355,414
                                                       ------------

SWITZERLAND (2.4%)
Ciba Geigy AG (Pharmaceuticals)........         3,610     4,465,465
Compagnie Financiere Richemont AG
  (Food, Beverages & Tobacco)..........           600       917,599
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
SWITZERLAND (CONTINUED)
Georg Fischer AG (Automotive
  Supplies)............................         1,150  $  1,102,747
Julius Baer Holdings AG (Banking)......           490       517,359
Liechtenstein Global Trust AG
  (Banking)............................         1,250       595,843
Nestle SA (Food, Beverages &
  Tobacco).............................         2,655     2,896,049
Roche Holding AG (Pharmaceuticals).....           257     1,951,919
Sandoz AG (Pharmaceuticals)............         3,430     3,981,211
Schweizerischer Bankverein (Banking)...        14,816     2,866,162
SGS-Thomson Microelectronics NV
  (Electronics)........................           350       798,033
Swissair AG (Airlines)+................           880       688,636
TAG Heuer International SA ADR
  (Apparels & Textiles)+...............        13,000       208,000
Valora Holding AG (Retail).............         5,640       958,879
                                                       ------------
                                                         21,947,902
                                                       ------------

UNITED KINGDOM (15.6%)
Abbey National PLC (Banking)...........       395,000     4,103,729
Allied Colloids Group PLC
  (Chemicals)..........................       545,300     1,291,991
Allied Domecq PLC (Food, Beverages &
  Tobacco).............................       328,000     2,531,705
Amersham International PLC
  (Biotechnology)......................        79,000     1,337,893
Barclays PLC (Banking).................        91,400     1,435,520
BAT Industries PLC (Food, Beverages &
  Tobacco).............................       535,200     3,712,672
BOC Group PLC (Chemicals)..............       111,100     1,567,630
Britannic Assurance PLC (Insurance)....       172,000     2,047,419
British Aerospace PLC (Aerospace)......       106,000     2,014,362
British Airways PLC (Airlines).........       204,000     1,837,030
British Petroleum Company PLC
  (Oil-Services).......................       632,004     6,794,994
British Telecommunications PLC
  (Telecommunications).................       468,000     2,705,423

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
BTR PLC (Multi - Industry).............       579,000  $  2,427,821
Cadbury Schweppes PLC (Food, Beverages
  & Tobacco)...........................       252,000     2,101,026
Dalgety PLC (Food, Beverages &
  Tobacco).............................       359,600     1,815,274
EMI Group PLC (Entertainment, Leisure &
  Media)...............................       111,000     2,181,680
General Cable PLC (Broadcasting &
  Publishing)+.........................       132,000       457,841
General Electric Company PLC
  (Electrical Equipment)...............       315,000     1,949,194
Glaxo Wellcome PLC (Pharmaceuticals)...       514,600     8,086,452
Glynwed International PLC (Metals &
  Mining)..............................       300,200     1,720,736
Guardian Royal Exchange PLC
  (Insurance)..........................       889,000     3,648,070
Guinness PLC (Food, Beverages &
  Tobacco).............................       308,000     2,206,807
Hillsdown Holdings PLC (Food, Beverages
  & Tobacco)...........................       935,000     2,649,243
HSBC Holdings PLC (Banking)............       370,000     7,778,375
Hyder PLC (Water)......................       287,800     3,299,319
Inchcape PLC (Commercial Services).....       215,000     1,004,804
Kingfisher PLC (Retail)................       328,200     3,500,586
Ladbroke Group PLC (Entertainment,
  Leisure & Media).....................       771,000     2,504,714
Lloyds TSB Group PLC (Banking).........       811,850     5,149,252
Lucas Varity PLC (Automotive
  Supplies)+...........................       479,900     1,941,950
Marks & Spencer PLC (Retail)...........       276,100     2,319,941
MEPC PLC (Real Estate).................       290,000     2,018,808
National Grid Group PLC (Electric).....       861,900     2,526,331
National Power PLC (Electric)..........       305,000     2,011,480
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
Orange PLC (Telecommunication
  Services)+...........................       607,000  $  1,833,553
Pilkington PLC (Building Materials)....       526,000     1,464,680
Racal Electronic PLC
  (Telecommunications-Equipment).......       417,000     1,880,948
Rank Group PLC (Entertainment, Leisure
  & Media)+............................       399,000     2,654,152
Reuters Holdings (Broadcasting &
  Publishing)..........................       237,100     2,953,615
RMC Group PLC (Building Materials).....        53,000       936,843
Rolls-Royce PLC (Aerospace)............       589,000     2,440,979
Royal Bank of Scotland Group
  (Banking)............................       302,300     2,476,093
RTZ Corp. PLC (Metals & Mining)........       147,000     2,353,053
Sainsbury (J.) PLC (Retail)............       497,000     2,929,718
Scottish Power PLC (Electric)..........       376,000     1,922,553
Sears PLC (Retail).....................     1,608,000     2,278,065
Shell Transport & Trading Co.
  (Oil-Services).......................       196,300     3,218,924
SmithKline Beecham PLC
  (Pharmaceuticals)....................       405,666     5,013,849
South West Water PLC (Water)...........       128,000     1,214,656
Tarmac PLC (Construction & Housing)....       921,500     1,343,010
Tesco PLC (Retail).....................       576,000     3,123,400
Tomkins PLC (Multi - Industry).........       705,000     2,961,895
Vodafone Group PLC
  (Telecommunications).................       783,000     3,028,212
Zeneca Group PLC (Pharmaceuticals).....       135,000     3,680,020
                                                       ------------
                                                        144,388,290
                                                       ------------
  TOTAL COMMON STOCK (COST
   $777,623,712).......................                 813,953,413
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
PREFERRED STOCK (2.3%)
AUSTRALIA (0.2%)
News Corporation Ltd. (Broadcasting &
  Publishing)..........................       458,963  $  2,020,032
                                                       ------------

FINLAND (0.8%)
Nokia AB (Telecommunications-
  Equipment)...........................       159,180     7,355,581
                                                       ------------

GERMANY (1.3%)
GEA AG (Machinery).....................         3,815     1,283,261
Henkel KGAA (Chemicals)................        45,175     2,028,572
Jungheinrich AG (Machinery)............        10,530     1,395,229
RWE AG (Oil-Services)..................        75,260     2,556,408
SAP AG (Computer Software).............        11,000     1,481,493
Volkswagen AG (Automotive).............        10,800     3,279,534
                                                       ------------
                                                         12,024,497
                                                       ------------
  TOTAL PREFERRED STOCK (COST
   $19,844,083)........................                  21,400,110
                                                       ------------
WARRANTS (0.7%)
FRANCE (0.0%)*
Lagardere Groupe, Expiring 6/30/97
  (Entertainment, Leisure & Media)+....        16,000        21,612
                                                       ------------

GERMANY (0.4%)
Allianz AG Holding, Expiring 2/23/98
  (Insurance)+.........................        17,330       910,476
Veba International Finance, Expiring
  4/6/98 (Oil-Services)+...............         8,870     2,514,686
                                                       ------------
                                                          3,425,162
                                                       ------------

JAPAN (0.1%)
Dowa Mining Co. Ltd., Expiring 12/9/97
  (Metals & Mining)+...................           441       325,237
Lion Corp., Expiring 6/18/99
  (Industrial)+........................         2,000       243,104
Maeda Corp., Expiring 2/5/97
  (Construction & Housing)+............           315       133,875
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
New Oji Paper Co. Ltd., Expiring
  07/30/98 (Forest Products &
  Paper)+..............................            18  $     12,344
Rohm Co., Expiring 11/20/97
  (Semiconductors)+....................           800       626,033
                                                       ------------
                                                          1,340,593
                                                       ------------

MALAYSIA (0.2%)
Petronas Dagangan Berhad,+ Expiring
  2/24/99 (Retail).....................       805,000     1,414,599
                                                       ------------

SINGAPORE (0.0%)*
United Overseas Land Ltd., Expiring
  5/28/01 (Building Materials)+........           900           537
                                                       ------------

SWITZERLAND (0.0%)*
Schweizerischer Bankverein, Expiring
  6/30/00 (Banking)+...................         1,880         4,854
                                                       ------------
  TOTAL WARRANTS (COST $6,283,450).....                   6,207,357
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
CONVERTIBLE BONDS (3.5%)
MALAYSIA (0.1%)

                                             (IN USD)
                                         ------------
Telekom Malaysia Berhad, 4.00% due
  10/03/04 (Telecommunications)........       390,000       407,794
                                                       ------------

FRANCE (0.0%)*

                                             (IN FRF)
                                         ------------
Sanofi SA, 12.40% due 01/01/00
  (Pharmaceuticals)....................       372,500       360,562
                                                       ------------

ITALY (0.0%)*

                                             (IN ITL)
                                         ------------
Republic of Italy, 6.50% due 06/28/01
  (Insurance)..........................   420,000,000       280,789
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------
JAPAN (3.2%)

                                             (IN JPY)
                                         ------------
BOT Cayman Finance Ltd., 4.25% due
  03/31/49 (Financial Services)........   950,000,000  $ 11,776,854
Canon Inc., 1.30% due 12/19/08
  (Electric)...........................   111,000,000     1,447,274
Daido Hoxan Inc., 1.60% due 03/29/02
  (Chemicals)..........................    30,000,000       283,541
NEC Corp., 1.90% due 03/30/01 (Computer
  Systems).............................   700,000,000     7,939,156
SXL Corp., 2.70% due 03/29/02
  (Construction & Housing).............    60,000,000       577,106
Toyota Motor Corp., 1.20% due 01/28/98
  (Automotive).........................   300,000,000     3,668,892
Yamanouchi Pharmaceutical Co. Ltd.,
  1.25% due 03/31/14 (Commercial
  Services)............................   190,000,000     1,971,161
Yamato Transport Co. Ltd., 3.90% due
  03/30/01 (Transportation)............   132,000,000     1,472,727
                                                       ------------
                                                         29,136,711
                                                       ------------

SWITZERLAND (0.2%)

                                             (IN CHF)
                                         ------------
Swiss Re Finance Ltd. Bermuda, 2.00%
  due 07/06/00 (Financial Services)....     1,790,000     2,008,156
                                                       ------------
  TOTAL CONVERTIBLE BONDS (COST
   $32,515,449)........................                  32,194,012
                                                       ------------

SHORT-TERM INVESTMENTS (1.8%)
EURO DOLLAR TIME DEPOSITS (1.7%)

                                             (IN USD)
                                         ------------
State Street Bank Euro Dollar, 4.88%
  due 11/01/96 (Banking)...............    15,548,000    15,548,000
                                                       ------------
                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------

U.S. TREASURY OBLIGATIONS (0.1%)

                                             (IN USD)
                                         ------------
United States Treasury Bills, 4.63% due
  01/09/97 Government Obligations
  (a)..................................     1,460,000  $  1,445,891
                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $16,993,891)........................                  16,993,891
                                                       ------------
TOTAL INVESTMENTS (COST $853,260,585) (96.1%)........
                                                        890,748,783
OTHER ASSETS IN EXCESS OF LIABILITIES (3.9%).........
                                                         36,023,172
                                                       ------------
NET ASSETS (100.0%)..................................  $926,771,955
                                                       ------------
                                                       ------------

------------------------------
Note:For Federal Income Tax purposes, the cost of securities owned at October
     31, 1996 was substantially the same as the cost of securities for financial statement purposes.

(a)$1,460,000 par segregated as collateral for initial margin on futures contracts.

+ Non-income producing security

* Less than 0.1%

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                                                      PERCENT OF
                                                                                                  TOTAL INVESTMENTS
                                                                                                 --------------------
Banking........................................................................................            16.1%
Oil-Services...................................................................................             5.9%
Retail.........................................................................................             5.6%
Automotive.....................................................................................             5.4%
Pharmaceuticals................................................................................             4.9%
Chemicals......................................................................................             4.7%
Food, Beverages & Tobacco......................................................................             4.6%
Insurance......................................................................................             4.4%
Financial Services.............................................................................             4.0%
Metals & Mining................................................................................             3.8%
Electric.......................................................................................             3.7%
Machinery......................................................................................             3.0%
Electrical Equipment...........................................................................             3.0%
Telecommunications.............................................................................             2.5%
Multi-Industry.................................................................................             2.4%
Entertainment, Leisure & Media.................................................................             2.1%
Electronics....................................................................................             2.1%
Real Estate....................................................................................             2.0%
Broadcasting & Publishing......................................................................             1.8%
Construction & Housing.........................................................................             1.8%
Building Materials.............................................................................             1.6%
Forest Products & Paper........................................................................             1.5%
Telecommunications-Equipment...................................................................             1.4%
Computer Systems...............................................................................             1.1%
Water..........................................................................................             1.0%
Railroads......................................................................................             0.8%
Telecommunication Services.....................................................................             0.8%
Commercial Services............................................................................             0.7%
Oil-Production.................................................................................             0.7%
Gas Exploration................................................................................             0.5%
Industrial.....................................................................................             0.5%
Manufacturing..................................................................................             0.5%
Aerospace......................................................................................             0.5%
Computer Software..............................................................................             0.4%
Wholesale & International Trade................................................................             0.4%
Airlines.......................................................................................             0.4%
Transport & Services...........................................................................             0.4%
Automotive Supplies............................................................................             0.3%
Agriculture....................................................................................             0.3%
Natural Gas....................................................................................             0.3%
Health Services................................................................................             0.3%
Transportation.................................................................................             0.3%
Miscellaneous..................................................................................             0.2%
Semiconductors.................................................................................             0.2%
Household Products.............................................................................             0.2%
Biotechnology..................................................................................             0.2%
Government Obligations.........................................................................             0.2%
Personal Care..................................................................................             0.1%
Textiles.......................................................................................             0.1%
Medical Supplies...............................................................................             0.1%
Packaging & Containers.........................................................................             0.1%
Restaurants & Hotels...........................................................................             0.1%
                                                                                                 --------------------
                                                                                                          100.0%
                                                                                                 --------------------
                                                                                                 --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost
  $853,260,585)                          $ 890,748,783
Cash (including 23,781,623 segregated
  as collateral on futures contracts)       23,784,975
Foreign Currency at Value (Cost
  $11,609,180)                              11,695,465
Receivable for Investments Sold              3,746,810
Dividends Receivable                         1,718,299
Foreign Tax Reclaim Receivable               1,283,683
Interest Receivable                             95,146
Prepaid Trustees' Fees                           2,981
Prepaid Expenses and Other Assets                3,160
                                         -------------
    Total Assets                           933,079,302
                                         -------------

LIABILITIES
Payable for Investments Purchased            4,737,236
Unrealized Depreciation of Forward
  Foreign Currency Contracts                   636,054
Advisory Fee Payable                           475,229
Custody Fee Payable                            316,884
Variation Margin Payable                        54,686
Administrative Services Fee Payable             15,895
Administration Fee Payable                      11,692
Fund Services Fee Payable                          443
Accrued Expenses                                59,228
                                         -------------
    Total Liabilities                        6,307,347
                                         -------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $ 926,771,955
                                         -------------
                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign
  Withholding Tax of $2,557,066 )                       $ 16,120,940
Interest Income (Net of Foreign
  Withholding Tax of $32,502 )                             2,076,287
                                                        ------------
    Investment Income                                     18,197,227

EXPENSES
Advisory Fee                             $  5,007,993
Custodian Fees and Expenses                 1,159,797
Administrative Services Fee                   196,299
Professional Fees and Expenses                 76,934
Administration Fee                             76,409
Fund Services Fee                              39,391
Trustees' Fees and Expenses                    15,029
Insurance Expense                               6,950
Printing Expenses                               6,822
Registration Fees                                 861
Miscellaneous                                   1,940
                                         ------------
    Total Expenses                                         6,588,425
                                                        ------------
NET INVESTMENT INCOME                                     11,608,802

NET REALIZED GAIN ON
  Investment (including $788,996 net
    realized gain from futures
    contracts)                             20,547,185
  Foreign Currency Transactions            13,765,882
                                         ------------
    Net Realized Gain                                     34,313,067

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment (including $23,253 net
    unrealized loss from futures
    contracts)                             45,775,898
  Foreign Currency Contracts and
    Translations                           (2,360,045)
                                         ------------
    Net Change in Unrealized
    Appreciation (Depreciation)                           43,415,853
                                                        ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $ 89,337,722
                                                        ------------
                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                    $  11,608,802    $   6,919,031
Net Realized Gain on Investments and
  Foreign Currency Transactions             34,313,067       15,078,850
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and
  Foreign Currency Translations             43,415,853      (27,987,331)
                                         --------------   --------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations        89,337,722       (5,989,450)
                                         --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                              369,388,677      373,795,232
Withdrawals                               (185,257,400)    (138,078,647)
                                         --------------   --------------
    Net Increase from Investors'
    Transactions                           184,131,277      235,716,585
                                         --------------   --------------
    Total Increase in Net Assets           273,468,999      229,727,135
NET ASSETS
Beginning of Fiscal Year                   653,302,956      423,575,821
                                         --------------   --------------
End of Fiscal Year                       $ 926,771,955    $ 653,302,956
                                         --------------   --------------
                                         --------------   --------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD
                                                           OCTOBER 4, 1993
                                          FOR THE FISCAL    (COMMENCEMENT
                                            YEAR ENDED           OF
                                           OCTOBER 31,     OPERATIONS) TO
                                         ----------------    OCTOBER 31,
                                         1996  1995  1994       1993
                                         ----  ----  ----  ---------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                               0.79% 0.82% 0.95%       0.99%(a)
  Net Investment Income                  1.39% 1.31% 0.93%       0.43%(a)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement           --    --    --        0.17%(a)
Portfolio Turnover                         57%   59%   56%         54%(b)
Average Broker Commissions               .0020   --    --          --

------------------------
(a) Annualized.

(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from the Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At October 31, 1996, the Portfolio had open foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                             U.S.           NET
                                                            DOLLAR      UNREALIZED
                                                           VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                        COST/PROCEEDS    10/31/96    (DEPRECIATION)
---------------------------------------   -------------   ----------   -------------
Japanese Yen 262,424,500, expiring
 1/28/97...............................   $  2,350,000    $2,337,844   $    (12,156)

SALES CONTRACTS
---------------------------------------
German Mark 29,114,937, expiring
 1/28/97...............................   $ 18,998,328    $19,360,293  $   (361,965)
French Franc 117,210,233,600, expiring
 1/28/97...............................     22,617,852    23,065,234       (447,382)
Japanese Yen 3,002,771,460, expiring
 1/28/97 ..............................     26,976,655    26,750,594        226,061
Japanese Yen 736,024,107, expiring
 1/28/97...............................      6,531,000     6,556,970        (25,970)
Japanese Yen 734,752,521, expiring
 1/28/97...............................      6,531,000     6,545,642        (14,642)
                                                                       -------------
Net Unrealized Depreciation on Forward
 Foreign Currency Contracts............                                $   (636,054)
                                                                       -------------
                                                                       -------------

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of the contracts. Futures transactions during the fiscal year ended October 31, 1996 are summarized as follows:

                                                         PRINCIPAL
                                          NUMBER OF       AMOUNT
                                          CONTRACTS    OF CONTRACTS
                                          ---------    -------------
Contracts opened.......................      1,288      114,426,676
Contracts closed.......................     (1,049)     (87,713,424)
                                          ---------    -------------
Contracts open at end of year..........        239     $ 26,713,252
                                          ---------    -------------
                                          ---------    -------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1996

                                                           NET
                                                       UNREALIZED
                                          CONTRACTS   APPRECIATION/
                                            LONG      (DEPRECIATION)
                                          ---------   -------------
Australian All Ord. Index, expiring
 December 1996.........................       100     $    12,277
Financial Times-Stock Exchange
 100-Share Index, expiring December
 1996..................................        95         (54,328)
German Stock Exchange Index, expiring
 December 1996.........................        13          29,700
Tokyo Stock Exchange Index, expiring
 December 1996.........................        31         (10,902)
                                          ---------   -------------
Totals.................................       239        ($23,253)
                                          ---------   -------------
                                          ---------   -------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, such fees amounted to $5,007,993.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period November 1, 1995 through December 28, 1995, such fees amounted to $9,619.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $60,578. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $6,212.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs at 0.15% of the Portfolio's average

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, and 0.05% of the next $200 million of average daily net assets and 0.03% on any excess over $600 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share it's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period December 29, 1995 through July 31, 1996, the fee for these services amounted to $121,902.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $74,397.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $39,391 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,000.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31,1996 were as follows:

                                            COST OF      PROCEEDS
                                           PURCHASES    FROM SALES
                                          -----------   -----------
                                          634,647,966   445,347,627

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Non-U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Equity Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period October 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York
December 26, 1996

THE JPM PIERPONT MONEY MARKET FUND
THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
THE JPM PIERPONT TREASURY MONEY MARKET FUND
THE JPM PIERPONT SHORT TERM BOND FUND
THE JPM PIERPONT BOND FUND
THE JPM PIERPONT TAX EXEMPT BOND FUND
THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
THE JPM PIERPONT DIVERSI_ED FUND
THE JPM PIERPONT EQUITY FUND
THE JPM PIERPONT CAPITAL APPRECIATION FUND
THE JPM PIERPONT INTERNATIONAL EQUITY FUND
THE JPM PIERPONT EMERGING MARKETS EQUITY FUND
THE JPM PIERPONT EUROPEAN EQUITY FUND
THE JPM PIERPONT JAPAN EQUITY FUND
THE JPM PIERPONT ASIA GROWTH FUND

The
JPM Pierpont
International
Equity Fund

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

ANNUAL REPORT
OCTOBER 31, 1996